UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21195
                                                     ---------

                               UBS M2 Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                             UBS M2 FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  MARCH 31, 2008

--------------------------------------------------------------------------------


                                                                                                  REALIZED AND
                                                                                    % OF          UNREALIZED          INITIAL
                                                                                   MEMBERS'      GAIN/(LOSS)       ACQUISITION
INVESTMENT FUND                                  COST            FAIR VALUE        CAPITAL    FROM INVESTMENTS         DATE
------------------------------------------   ------------      --------------     ---------   ----------------     -----------
Abrams Bison Partners, L.P.                  $ 37,500,000        $ 44,907,880       3.91%       $ (1,211,373)        5/1/2004
Artha Emerging Markets Fund, L.P.              30,000,000          38,371,124       3.34          (2,588,439)        4/1/2006
Bay Pond Partners, L.P.                        20,000,000          17,880,000       1.56          (2,120,000)        3/1/2008
Blackstone Kailix Fund, L.P.                   50,000,000          43,070,298       3.75          (4,450,379)       11/1/2007
Cevian Capital II, L.P., Class B               27,050,004          26,544,227       2.31          (6,719,530)        7/1/2006
Cevian Capital II, L.P., Class C                7,500,000           9,343,616       0.81           1,843,616         7/1/2006
Chap-Cap Activist Partners, L.P.                5,432,047           2,971,911       0.26            (396,795)        4/1/2006
Chap-Cap Partners II, L.P.                     10,632,011           6,445,124       0.56            (338,098)        4/1/2006
Cobalt Partners, L.P.                          59,000,000          59,738,121       5.21            (436,869)        7/1/2007
Conatus Capital Partners, L.P.                 10,000,000           9,328,902       0.81            (671,098)        1/1/2008
Corsair Capital Partners, L.P.                 24,000,000          37,146,346       3.24             469,807         2/1/2004
Cycladic Catalyst Fund, L.P.                   12,500,000           5,795,284       0.51          (2,535,065)        5/1/2005
Cycladic Catalyst Fund, Ltd.                   14,500,000           6,256,695       0.55          (2,736,659)        6/1/2005
Delta Fund Europe,  L.P.                       46,500,000          73,899,426       6.44          (2,593,805)        4/1/2004
Delta Institutional Fund, L.P.                 46,500,000          60,553,710       5.28          (7,287,312)        7/1/2003
East Side Capital, L.P.                        39,000,000          50,337,247       4.39          (5,242,736)        1/1/2005
Eastern Advisor Fund, L.P.                     16,052,875          39,205,595       3.42          (3,068,211)        4/1/2004
Eastern Advisor Fund, L.P. (Side Pocket)        1,447,125           1,600,115       0.14             178,775         4/1/2004
Eminence Partners, L.P.                        51,500,000          52,393,083       4.57          (2,354,271)        1/1/2006
Eminence Long Alpha, LP                         9,500,000          21,559,924       1.88          (1,262,580)        7/1/2005
Gugner Long/Short Fund, Ltd., Class B          30,000,000          29,214,000       2.55            (786,000)        3/1/2008
Meditor European Fund, Ltd.                    69,813,463          75,947,523       6.62            (768,704)        5/1/2006
Pershing Square, L.P.                          34,000,000          59,849,091       5.22           1,240,227         1/1/2005
Southpoint Qualified Fund, L.P.                30,000,000          28,492,146       2.48          (1,507,854)        2/1/2008
Steel Partners Japan Strategic Fund, L.P.      35,000,000          29,771,955       2.60          (5,185,201)        1/1/2006
SuNOVA Partners, L.P.                          27,000,000          33,529,163       2.92          (4,017,320)        7/1/2003
The Children's Investment Fund, L.P.           31,000,000          60,069,777       5.24          (6,525,161)        4/1/2005
Tiger Asia Fund, L.P.                          43,000,000          87,753,490       7.64           9,597,937         3/1/2005
                                             ------------      --------------      -----        ------------
   LONG/SHORT EQUITY SUBTOTAL                $818,427,525      $1,011,975,773      88.21%       $(51,473,098)

DE Shaw Oculus Fund, L.L.C.                    28,000,000          45,914,755       4.00           5,245,142         4/1/2005
                                             ------------      --------------      -----        ------------
   MULTI-STRATEGY SUBTOTAL                   $ 28,000,000        $ 45,914,755       4.00%       $  5,245,142

Subprime Credit Strategies Fund II, L.P.               --             444,294       0.04            (308,623)       11/1/2006
                                             ------------      --------------      -----        ------------
   DISTRESSED CREDIT SUBTOTAL                $         --           $ 444,294       0.04%       $   (308,623)

Redeemed Investment Funds                              --                  --         --          (5,936,219)
                                             ------------      --------------      -----        ------------
TOTAL                                        $846,427,525      $1,058,334,822      92.25%       $(52,472,798)
                                             ============      ==============      =====        ============




                                                                                                 DOLLAR AMOUNT OF
                                                                              FIRST            FAIR VALUE FOR FIRST
                                                                           AVAILABLE                 AVAILABLE
INVESTMENT FUND                                    LIQUIDITY*              REDEMPTION**            REDEMPTION
------------------------------------------        -------------           -------------        -------------------
Abrams Bison Partners, L.P.                         Annually
Artha Emerging Markets Fund, L.P.                   Quarterly              6/30/2008***            24,284,799
Bay Pond Partners, L.P.                           Semi-Annually            6/30/2009               17,880,000
Blackstone Kailix Fund, L.P.                      Semi-Annually
Cevian Capital II, L.P., Class B                    Annually               6/30/2008                    A
Cevian Capital II, L.P., Class C                    Annually
Chap-Cap Activist Partners, L.P.                    Quarterly
Chap-Cap Partners II, L.P.                          Quarterly
Cobalt Partners, L.P.                             Semi-Annually            6/30/2008                    B
Conatus Capital Partners, L.P.                      Quarterly
Corsair Capital Partners, L.P.                      Annually
Cycladic Catalyst Fund, L.P.                        Quarterly
Cycladic Catalyst Fund, Ltd.                        Quarterly
Delta Fund Europe,  L.P.                            Quarterly              6/30/2008                    C
Delta Institutional Fund, L.P.                      Quarterly              6/30/2008***             4,076,242
East Side Capital, L.P.                             Annually
Eastern Advisor Fund, L.P.                          Quarterly
Eastern Advisor Fund, L.P. (Side Pocket)               N/A
Eminence Partners, L.P.                           Semi-Annually            6/30/2008                    D
Eminence Long Alpha, LP                           Semi-Annually            6/30/2008                21,559,924
Gugner Long/Short Fund, Ltd., Class B               Quarterly              3/31/2010                29,214,000
Meditor European Fund, Ltd.                          Monthly
Pershing Square, L.P.                               Annually               6/30/2008                    E
Southpoint Qualified Fund, L.P.                     Annually               1/31/2009                28,492,146
Steel Partners Japan Strategic Fund, L.P.           Quarterly
SuNOVA Partners, L.P.                               Quarterly
The Children's Investment Fund, L.P.                Annually
Tiger Asia Fund, L.P.                               Annually               3/31/2009                    F

   LONG/SHORT EQUITY SUBTOTAL

DE Shaw Oculus Fund, L.L.C.                            Quarterly

   MULTI-STRATEGY SUBTOTAL

Subprime Credit Strategies Fund II, L.P.               Quarterly           12/31/2009                 444,294

   DISTRESSED CREDIT SUBTOTAL

Redeemed Investment Funds

TOTAL

*   Available frequency of redemptions after initial lock up period.
**  If there is no date indicated, no restrictions exist for the corresponding investment fund.
*** The dollar  amount of fair value for first  available  redemption  can be redeemed  commencing on the date listed. The remaining investment amount has no lock up or other redemption restrictions.
A   Amounts which have  redemption  restrictions as of 3/31/08 can be redeemed as follows:  $9,482,985  during
    2008 and $17,061,242 during 2009.
B   Amounts which have redemption  restrictions as of 3/31/08 can be redeemed as follows:  $29,963,983  during
    2008 and $29,774,138 during 2010.
C   Amounts which have  redemption  restrictions as of 3/31/08 can be redeemed as follows:  $8,812,649  during
    2008 and  $5,367,426  during 2009.  The  remaining  investment  amount has no lock up or other  redemption restrictions.
D   Amounts which have  redemption  restrictions as of 3/31/08 can be redeemed as follows:  $8,433,232  during
    2008 and  $2,355,055  during 2009.  The  remaining  investment  amount has no lock up or other  redemption restrictions.
E   Amounts which have redemption  restrictions as of 3/31/08 can be redeemed as follows:  $14,486,493  during
    2008 and  $17,609,791  during 2009.  The remaining  investment  amount has no lock up or other  redemption restrictions.
F   Amounts which have redemption  restrictions as of 3/31/08 can be redeemed as follows:  $38,448,040  during
    2009 and $49,305,450 during 2010.

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets at fair value:


        --------------------------------------------------------------------------------------------------------
        VALUATION INPUTS                             INVESTMENTS IN SECURITIES      OTHER FINANCIAL INSTRUMENTS*
        --------------------------------------------------------------------------------------------------------
        LEVEL 1 - QUOTED PRICES                                 $ --                         $           --
        --------------------------------------------------------------------------------------------------------
        LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS             --
        --------------------------------------------------------------------------------------------------------
        LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS           --                          1,058,334,822
        --------------------------------------------------------------------------------------------------------
           TOTAL                                                $ --                         $1,058,334,822
        --------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in investment funds

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                     INVESTMENTS IN SECURITIES      OTHER FINANCIAL INSTRUMENTS*
        --------------------------------------------------------------------------------------------------------
        BALANCE AS OF DECEMBER 31, 2007                         $ --                         $  987,507,820
        --------------------------------------------------------------------------------------------------------
           ACCRUED DISCOUNTS/PREMIUMS                             --                                     --
        --------------------------------------------------------------------------------------------------------
           REALIZED GAIN/LOSS                                     --                             22,777,164
        --------------------------------------------------------------------------------------------------------
           CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION)       --                            (75,249,962)
        --------------------------------------------------------------------------------------------------------
           NET PURCHASES (SALES)                                  --                            123,299,800
        --------------------------------------------------------------------------------------------------------
           TRANSFERS IN AND/OR OUT OF LEVEL 3                     --
        --------------------------------------------------------------------------------------------------------
        BALANCE AS OF MARCH 31, 2008                            $ --                         $1,058,334,822
        --------------------------------------------------------------------------------------------------------

* Other Financial Instruments include investments in investment funds


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               UBS M2 Fund, L.L.C.
                         -------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.